Schedule of Stock Options Granted (Details) - $ / shares		1 Months Ended	11 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor		Successor	Predecessor
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor			Predecessor
Fair value of common stock on date of grant						$ 3.25
Expected dividends			0.00%			0.00%
Predecessor [Member] | Minimum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant			$ 2.27
Risk free interest rate			1.68%			0.66%
Expected term (years)			3 years 6 months 10 days			5 years
Expected volatility			111.00%			118.00%
Predecessor [Member] | Maximum [Member]
Reorganization, Chapter 11 [Line Items]
Fair value of common stock on date of grant			$ 3.00
Risk free interest rate			3.01%	1.26%
Expected term (years)			6 years	6 years
Expected volatility			119.00%			125.00%